Share capital	12 Months Ended
Dec. 31, 2021
Share capital
Share capital

14.Share capital

a)Authorized share capital

The authorized share capital consists of an unlimited number of common shares. The common shares do not have a par value. All issued shares are fully paid.

b) Common shares issued by the Company:

	Common
	shares (#)	Amount
Balance, January 1st, 2021	77,782,757	$53,910,946
Private placement (2) (3)	21,179,592	178,701,110
Cost of private placement (2) (3)	—	(9,015,180)
Agents warrants issued	—	(873,121)
Exercise of RSUs (note 20)	385,000	1,917,300
Exercise of warrants (note 15)	30,000	178,537
Balance, December 31, 2021	99,377,349	$224,819,592

	Common
	shares (#)	Amount
Balance, January 1, 2020	68,878,891	$36,190,313
Private placement (1)	8,285,200	17,813,180
Cost of private placement (1)	—	(1,416,946)
Exercise of RSUs (note 19)	618,666	1,324,399
Balance, December 31, 2020	77,782,757	$53,910,946

(1) On August 13, 2020, the Company completed a non-brokered private placement of 8,285,200 common shares at a price of $2.15 per share for aggregate gross proceeds of $17.8 million. In connection with the offering, the Company paid aggregate placement agent fees of $1,242,727. In connection with this offering A10 Advisory, a related party (note 12) who was part of the Company’s financial advisors engaged in such non-brokered private placement, received $948,573 of such placement agent fees.

14.Share capital (continued)

(2)  On February 12, 2021, the Company completed a non-brokered private placement of 9,545,455 common shares at a price of $4.40 per share for aggregate gross proceeds of $42 million.In connection with the offering, the Company paid aggregate placement agent fees of $2,619,845 and issued 562,860 Common Share purchase warrants having an exercise price of $4.40 per share and exercisable until February 12, 2022. These warrants were exercised on February 11, 2022. In connection with this offering A10 Advisory, a related party (note 12) who was part of the Company’s financial advisors engaged in such non-brokered private placement, received $2,344,584 of such placement agent fees and 532,860 of such common share purchase warrants.

(3) On December 23, 2021, the Company completed a non-brokered private placement of 11,634,137 common shares at a price of $11.75 per share for aggregate gross proceeds of $136.7 million. In connection with the offering, the Company paid placement agent fees of $5,972,478 to A10 Advisory, a related party (note 12) who was the Company’s financial advisors engaged in such non-brokered private placement.